Segment Information	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Information
Note 6.	Segment Information

We aligned our financial results for all periods presented to move our merchandising displays operations from our Consumer Packaging segment to our Corrugated Packaging segment and to allocate certain previously non-allocated costs and certain pension and other postretirement non-service income (expense) to our reportable segments. Following the realignment, we report our financial results of operations in the following three reportable segments: Corrugated Packaging, which consists of our containerboard mills, corrugated packaging and distribution operations, as well as our merchandising displays and recycling procurement operations; Consumer Packaging, which consists of consumer mills, folding carton, beverage and partition operations; and Land and Development, which sells real estate, primarily in the Charleston, SC region. Following the Combination and until the completion of the Separation, our financial results of operations had a fourth reportable segment, Specialty Chemicals. Prior to the HH&B Sale, our Consumer Packaging segment included HH&B. Certain income and expenses are not allocated to our segments and, thus, the information that management uses to make operating decisions and assess performance does not reflect such amounts. Items not allocated are reported as non-allocated expenses or in other line items in the table below after segment income.

Some of our operations included in the segments are located in locations such as Canada, Mexico, South America, Europe, Asia and Australia. The table below reflects financial data of our foreign operations for each of the past three fiscal years, some of which were transacted in U.S. dollars (in millions, except percentages):

	Years Ended September 30,
	2018	2017	2016
Foreign net sales to unaffiliated customers	$3,236.7	$2,621.2	$2,426.6
Foreign segment income	$360.7	$260.1	$226.1
Foreign long-lived assets	$1,400.2	$1,558.3	$1,341.5

Foreign operations as a percent of consolidated operations:
Foreign net sales to unaffiliated customers	19.9%	17.6%	17.1%
Foreign segment income	21.4%	21.8%	18.4%
Foreign long-lived assets	15.4%	17.1%	14.4%

We evaluate performance and allocate resources based, in part, on profit from operations before income taxes, interest and other items. The accounting policies of the reportable segments are the same as those described in “Note 1. Description of Business and Summary of Significant Accounting Policies”. We account for intersegment sales at prices that approximate market prices. For segment reporting purposes, we include our equity in income of unconsolidated entities in segment income, as well as our investments in unconsolidated entities in segment identifiable assets. Equity in income of unconsolidated entities is not material and we disclose our investments in unconsolidated entities below. Certain income and expenses are not allocated to our segments and, thus, the information that management uses to make operating decisions and assess performance does not reflect such amounts. Items not allocated are reported as non-allocated expenses or in other line items in the table below after segment income.

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2018	2017	2016
Net sales (aggregate):
Corrugated Packaging	$9,693.0	$9,084.8	$8,574.7
Consumer Packaging	6,617.5	5,698.3	5,606.0
Land and Development	142.4	243.8	119.8
Total	$16,452.9	$15,026.9	$14,300.5
Less net sales (intersegment):
Corrugated Packaging	$87.3	$78.8	$60.6
Consumer Packaging	80.5	88.4	68.1
Total	$167.8	$167.2	$128.7
Net sales (unaffiliated customers):
Corrugated Packaging	$9,605.7	$9,006.0	$8,514.1
Consumer Packaging	6,537.0	5,609.9	5,537.9
Land and Development	142.4	243.8	119.8
Total	$16,285.1	$14,859.7	$14,171.8
Segment income:
Corrugated Packaging	$1,240.0	$818.0	$792.0
Consumer Packaging	445.1	385.7	457.2
Land and Development	22.5	13.8	4.6
Segment income	1,707.6	1,217.5	1,253.8
Multiemployer pension withdrawals	(184.2)	—	—
Pension risk transfer expense	—	—	(370.7)
Pension lump sum settlement	—	(32.6)	—
Land and Development impairments	(31.9)	(46.7)	—
Restructuring and other costs	(105.4)	(196.7)	(366.4)
Non-allocated expenses	(70.1)	(67.5)	(76.7)
Interest expense, net	(293.8)	(222.5)	(212.5)
(Loss) gain on extinguishment of debt	(0.1)	1.8	2.7
Other income, net	12.7	11.5	14.4
Gain on sale of HH&B	—	192.8	—
Income from continuing operations before income taxes	$1,034.8	$857.6	$244.6

Segment income in fiscal 2018, 2017 and 2016 was reduced by $1.0 million, $26.5 million and $8.1 million, respectively, of expense for inventory stepped-up in purchase accounting, net of related LIFO impact. Corrugated Packaging segment income in fiscal 2018 was reduced by $1.0 million. Corrugated Packaging segment income and Consumer Packaging segment income in fiscal 2017 were reduced by $1.4 million and $25.1 million, respectively. The Corrugated Packaging segment income and Consumer Packaging segment income in fiscal 2016 were reduced by $3.4 million and $4.7 million, respectively.

In fiscal 2019, we plan to operate our recycling operations primarily as a procurement function, shifting its focus to the procurement of low cost, high quality fiber for our mill system. As a result, we will no longer record recycling sales.

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2018	2017	2016
Identifiable assets:
Corrugated Packaging	$11,069.6	$10,959.7	$10,497.0
Consumer Packaging	11,511.1	11,455.8	9,671.5
Land and Development	49.1	89.8	460.6
Assets held for sale	59.5	173.6	52.3
Corporate	2,671.2	2,410.1	2,356.8
Total	$25,360.5	$25,089.0	$23,038.2

Goodwill:
Corrugated Packaging	$1,966.7	$1,941.5	$1,798.3
Consumer Packaging	3,610.9	3,586.8	2,979.8
Total	$5,577.6	$5,528.3	$4,778.1

Intangibles, net:
Corrugated Packaging	$506.2	$540.4	$487.6
Consumer Packaging	2,615.8	2,788.9	2,111.7
Total	$3,122.0	$3,329.3	$2,599.3

Depreciation and amortization:
Corrugated Packaging	$700.5	$622.1	$602.2
Consumer Packaging	546.5	484.9	474.1
Land and Development	0.7	0.7	1.4
Discontinued operations	—	—	57.2
Corporate	4.5	4.4	7.0
Total	$1,252.2	$1,112.1	$1,141.9

Capital expenditures:
Corrugated Packaging	$657.3	$503.9	$505.2
Consumer Packaging	308.3	254.0	229.8
Discontinued operations	—	—	45.2
Corporate	34.3	20.7	16.5
Total	$999.9	$778.6	$796.7

Investment in unconsolidated entities:
Corrugated Packaging	$455.6	$342.8	$295.3
Consumer Packaging	1.8	3.0	8.1
Land and Development	—	14.4	28.6
Corporate	0.4	0.4	(3.1)
Total	$457.8	$360.6	$328.9

The Corrugated Packaging segment’s investment in unconsolidated entities primarily relate to the Grupo Gondi investment. The Corporate investment in unconsolidated entities in fiscal 2016 primarily represented an entity that had losses that were guaranteed equally by the partners; this subsidiary has since been sold. The investment in Grupo Gondi that is included in the Corrugated Packaging segment’s investment in unconsolidated entities in fiscal 2018 and 2017 exceeds our proportionate share of the underlying equity in net assets by approximately $133.9 million and $76.2 million, respectively. Approximately $62.1 million and $59.2 million remains amortizable to expense in equity in income of unconsolidated entities over the estimated life of the underlying assets ranging from 10 to 15 years beginning with our investment in fiscal 2016. See “Note 2. Mergers, Acquisitions and Investment” for information regarding changes in our equity participation in the Grupo Gondi joint venture.

The changes in the carrying amount of goodwill for the fiscal years ended September 30, 2018, 2017 and 2016 are as follows (in millions):

	Corrugated Packaging	Consumer Packaging	Total
Balance as of October 1, 2015
Goodwill	$1,743.3	$2,946.6	$4,689.9
Accumulated impairment losses	(0.1)	(42.7)	(42.8)
	1,743.2	2,903.9	4,647.1
Goodwill acquired	52.4	8.0	60.4
Goodwill disposed of	(24.0)	—	(24.0)
Purchase price allocation adjustments	(4.9)	67.6	62.7
Translation adjustments	31.6	0.3	31.9
Balance as of September 30, 2016
Goodwill	1,798.4	3,022.5	4,820.9
Accumulated impairment losses	(0.1)	(42.7)	(42.8)
	1,798.3	2,979.8	4,778.1
Goodwill acquired	137.6	907.8	1,045.4
Goodwill disposed of	—	(329.6)	(329.6)
Purchase price allocation adjustments	(1.2)	9.3	8.1
Translation adjustments	6.8	19.5	26.3
Balance as of September 30, 2017
Goodwill	1,941.6	3,629.5	5,571.1
Accumulated impairment losses	(0.1)	(42.7)	(42.8)
	1,941.5	3,586.8	5,528.3
Goodwill acquired	65.4	23.8	89.2
Goodwill disposed of	(4.2)	—	(4.2)
Purchase price allocation adjustments	2.3	18.4	20.7
Translation adjustments	(38.3)	(18.1)	(56.4)
Balance as of September 30, 2018
Goodwill	1,966.8	3,653.6	5,620.4
Accumulated impairment losses	(0.1)	(42.7)	(42.8)
	$1,966.7	$3,610.9	$5,577.6

The goodwill acquired in fiscal 2018 primarily related to the Plymouth Packaging Acquisition in the Corrugated Packaging segment and the Schlüter Acquisition in the Consumer Packaging segment. The purchase price adjustments to goodwill in fiscal 2018 primarily related to the MPS Acquisition and the Hannapak Acquisition. The goodwill acquired in fiscal 2017 related to the MPS Acquisition and the Hannapak Acquisition in the Consumer Packaging segment and the U.S. Corrugated Acquisition, the Island Container Acquisition and the Star Pizza Acquisition in the Corrugated Packaging segment. The goodwill disposed of in the Corrugated Packaging segment in fiscal 2018 related to the sale of our solid waste management brokerage services business. The goodwill disposed of in the Consumer Packaging segment in fiscal 2017 was primarily related to the HH&B Sale. The goodwill acquired in fiscal 2016 related to the SP Fiber Acquisition and the Packaging Acquisition in the Corrugated Packaging and Consumer Packaging segments, respectively. The goodwill disposed of in the Corrugated Packaging segment in fiscal 2016 relates to the disposal of a portion of the reporting unit in connection with the investment in the Grupo Gondi unconsolidated joint venture. See “Note 2. Mergers, Acquisitions and Investment” for additional information.